Interest in joint venture (Tables)	3 Months Ended
Mar. 31, 2023
Interests In Other Entities [Abstract]
Schedule of movement in interest in joint venture	The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of March 31, 2023 and 2022, respectively.

(in KUSD)
Interest in joint venture
January 1, 2023	31,152
Share of comprehensive loss in joint venture	(1,619)
March 31, 2023	29,533

January 1, 2022	41,236
Share of comprehensive loss in joint venture	(2,502)
March 31, 2022	38,734

Summary of financial information in join venture
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	March 31, 2023	December 31, 2022
Cash and cash equivalents	14,977	19,261
Prepaid and other current assets	79	2
Intangible assets	48,039	49,249
Total liabilities	(2,408)	(3,062)
Net assets	60,687	65,450

Summarized Statement of Comprehensive Loss	Three months ended March 31,
	2023	2022
Operating expenses	3,653	4,791
Other expense (income)	274	(42)
Net loss	3,927	4,749